EQUITY METHOD INVESTMENTS (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 Phosphoric Fertilizers Industry Sa [Member] EUR (€)	Dec. 31, 2011 Social Securities Funds Management Sa [Member] EUR (€)	Dec. 31, 2009 Social Securities Funds Management Sa [Member] EUR (€)	Dec. 31, 2011 Planet Sa [Member] EUR (€)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments	€ 59,139,000	€ 50,094,000	[1]	€ 25,327,000	$ 78,237,000
Revenue	77,406,000	127,630,000		258,841,000
Gross profit	29,804,000	40,056,000		(19,054,000)
Net earnings	6,774,000	12,510,000		(128,247,000)
Group's equity in net earnings	8,661,000	9,245,000		(18,550,000)
Dividends received by the Group	2,785,000	1,541,000		389,000
Current assets	91,871,000	79,766,000		177,876,000
Non-current assets	511,932,000	486,486,000		696,071,000
Current liabilities	30,077,000	28,696,000		235,615,000
Non-current liabilities	488,387,000	461,376,000		642,407,000
Net assets	85,339,000	76,180,000		(4,075,000)
Group's equity in net assets	38,974,000	47,695,000		23,136,000
Schedule Of Equity Method Investments
Percentage of disposal								20.00%
Total consideration agreed on disposal of investment								1,300,000
The loss realized upon disposal						10,000,000
The gain realized upon disposa							600,000
Impairment Loss For Investment									€ 1,700,000

[1]	As restated. See Note 43 for more information.